REDEEMABLE NON-CONTROLLING INTERESTS - Other Information (Details)	12 Months Ended
Dec. 31, 2024 director
REDEEMABLE NON-CONTROLLING INTERESTS
Dividend percentage	9.00%
Number of directors	1
Percentage of shareholding	60.00%
Liquidation preference	1.3
Number of years	2 years
Optional Redemption Notice period	30 days